Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 795
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	39
2018 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	31
2019 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	13
2020 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	32
2021-2025 Tax Loss Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	328
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	276
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 76